DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

Mirati Therapeutics, Inc. ("Mirati" or the "Company") is a biopharmaceutical company and its primary business purpose is to develop and commercialize novel therapeutics for the treatment of patients with cancer.

The Company has a wholly owned subsidiary in Canada, Methylgene, Inc. ("Methylgene"). MethylGene's common stock was listed on the Toronto Stock Exchange from June 29, 2004 until July 26, 2013 under the ticker symbol "MYG". The Company also has an indirect, wholly-owned subsidiary, Methylgene US Inc., which was incorporated in Princeton, New Jersey on December 20, 2011 and started business activity in 2012. The Company's common stock has been listed on the NASDAQ Capital Market since July 15, 2013 under the ticker symbol "MRTX". The Company is a holding company with minimal assets other than the stock of its subsidiary in Canada, MethylGene Inc., and primarily conducts its operations through MethylGene and MethylGene US Inc. Refer to Note 2 under the heading Basis of Presentation and Going Concern Uncertainty for further discussion of the Company's corporate structure.

1. DESCRIPTION OF BUSINESS

Mirati Therapeutics, Inc. ("Mirati" or the "Company") is a biopharmaceutical company and its primary business purpose is to develop and commercialize novel therapeutics for cancer and infectious disease.

MethylGene US Inc., a wholly-owned subsidiary was incorporated in Princeton, New Jersey, USA on December 20, 2011, started business activity in 2012. The Company also has a wholly-owned subsidiary in Canada, MethylGene, Inc., ("MethylGene"). MethylGene's common stock has been listed on the Toronto Stock Exchange since June 29, 2004 under the ticker symbol "MYG". The Company is a holding company with minimal assets other than the stock of MethylGene and primarily conducts its operations through MethylGene and MethylGene US Inc. Refer to Note 2 under the heading Basis of presentation for further discussion of the Company's corporate structure.